Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Property, Plant and Equipment, Net [Abstract]
Electronic equipment	$ 156,448	$ 154,305
Less: accumulated depreciation	(29,705)	(10,469)
Property, plant and equipment, net	$ 126,743	$ 143,836